Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Schedule Condensed Financial Statements [Text Block]

Note 45 – Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities

The following condensed consolidating financial information presents the financial position of Popular, Inc. Holding Company (“PIHC”) (parent only), Popular North America, Inc. (“PNA”) and all other subsidiaries of the Corporation at December 31, 2013 and 2012, and the results of their operations and cash flows for periods ended December 31, 2013, 2012 and 2011.

PNA is an operating, wholly-owned subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries: Equity One, Inc. and Banco Popular North America (“BPNA”), including BPNA's wholly-owned subsidiaries Popular Equipment Finance, Inc., Popular Insurance Agency, U.S.A., and E-LOAN, Inc.

PIHC fully and unconditionally guarantees all registered debt securities issued by PNA.

Popular International Bank, Inc. (“PIBI”) is a wholly-owned subsidiary of PIHC and is the holding company of its wholly-owned subsidiaries Popular Insurance V.I., Inc. In July 2013, the Corporation completed the sale of Tarjetas y Transacciones en Red Tranred,C.A., which was a wholly owned subsidiary of PIBI. Effective January 1, 2012, PNA, which was a wholly-owned subsidiary of PIBI prior to that date, became a direct wholly-owned subsidiary of PIHC after an internal reorganization. Since the internal reorganization, PIBI is no longer a bank holding company and is no longer a potential issuer of the Corporation's debt securities. PIBI has no outstanding registered debt securities that would also be guaranteed by PIHC.

A potential source of income for PIHC consists of dividends from BPPR and BPNA. Under existing federal banking regulations any dividend from BPPR or BPNA to the PIHC could be made if the total of all dividends declared by each entity during the calendar year would not exceed the total of its net income for that year, as defined by the Federal Reserve Board, combined with its retained net income for the preceding two years, less any required transfers to surplus or to a fund for the retirement of any preferred stock. At December 31, 2013, BPPR could have declared a dividend of approximately $504 million (December 31, 2012 - $404 million). However, on July 25, 2011, PIHC and BPPR entered into a Memorandum of Understanding with the Federal Reserve Bank of New York and the Office of the Commissioner of Financial Institutions of Puerto Rico that requires the approval of these entities prior to the payment of any dividends by BPPR to PIHC. BPNA could not declare any dividends without the approval of the Federal Reserve Board.

Condensed Consolidating Statement of Financial Condition

	At December 31, 2013
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$10,595	$616	$422,967	$(10,967)	$423,211
Money market investments	18,721	4,804	839,732	(4,804)	858,453
Trading account securities, at fair value	1,353	-	338,390	-	339,743
Investment securities available-for-sale, at
fair value	204	-	5,294,596	-	5,294,800
Investment securities held-to-maturity, at
amortized cost	-	-	140,496	-	140,496
Other investment securities, at lower of cost
or realizable value	10,850	4,492	166,410	-	181,752
Investment in subsidiaries	4,856,566	1,670,809	-	(6,527,375)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	110,426	-	110,426
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	521,092	-	21,702,418	(519,500)	21,704,010
Loans covered under loss sharing
agreements with the FDIC	-	-	2,984,427	-	2,984,427
Less - Unearned income	-	-	92,144	-	92,144
Allowance for loan losses	304	-	640,251	-	640,555
Total loans held-in-portfolio, net	520,788	-	23,954,450	(519,500)	23,955,738
FDIC loss share asset	-	-	948,608	-	948,608
Premises and equipment, net	2,135	-	517,381	-	519,516
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	135,501	-	135,501
Other real estate covered under loss
sharing agreements with the FDIC	-	-	168,007	-	168,007
Accrued income receivable	64	114	131,368	(10)	131,536
Mortgage servicing assets, at fair value	-	-	161,099	-	161,099
Other assets	66,577	19,407	1,642,760	(41,186)	1,687,558
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	44,578	-	45,132
Total assets	$5,488,407	$1,700,242	$35,664,526	$(7,103,842)	$35,749,333
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,933,649	$(10,967)	$5,922,682
Interest bearing	-	-	20,793,267	(4,804)	20,788,463
Total deposits	-	-	26,726,916	(15,771)	26,711,145
Assets sold under agreements to repurchase	-	-	1,659,292	-	1,659,292
Other short-term borrowings	-	-	920,700	(519,500)	401,200
Notes payable	822,351	149,663	612,740	-	1,584,754
Other liabilities	39,906	39,245	728,899	(41,258)	766,792
Total liabilities	862,257	188,908	30,648,547	(576,529)	31,123,183
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,034	2	56,079	(56,081)	1,034
Surplus	4,161,625	4,479,208	6,056,774	(10,527,455)	4,170,152
Retained earnings (accumulated deficit)	602,957	(2,940,509)	(907,972)	3,839,954	594,430
Treasury stock, at cost	(881)	-	-	-	(881)
Accumulated other comprehensive loss,
net of tax	(188,745)	(27,367)	(188,902)	216,269	(188,745)
Total stockholders' equity	4,626,150	1,511,334	5,015,979	(6,527,313)	4,626,150
Total liabilities and stockholders' equity	$5,488,407	$1,700,242	$35,664,526	$(7,103,842)	$35,749,333

Condensed Consolidating Statement of Financial Condition

	At December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$1,103	$624	$439,552	$(1,916)	$439,363
Money market investments	18,574	867	1,067,006	(867)	1,085,580
Trading account securities, at fair value	1,259	-	313,266	-	314,525
Investment securities available-for-sale, at
fair value	42,383	-	5,058,786	(16,968)	5,084,201
Investment securities held-to-maturity, at
amortized cost	185,000	-	142,817	(185,000)	142,817
Other investment securities, at lower of cost
or realizable value	10,850	4,492	170,101	-	185,443
Investment in subsidiaries	4,285,957	1,653,636	-	(5,939,593)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	354,468	-	354,468
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	286,080	-	21,050,205	(256,280)	21,080,005
Loans covered under loss sharing
agreements with the FDIC	-	-	3,755,972	-	3,755,972
Less - Unearned income	-	-	96,813	-	96,813
Allowance for loan losses	241	-	730,366	-	730,607
Total loans held-in-portfolio, net	285,839	-	23,978,998	(256,280)	24,008,557
FDIC loss share asset	-	-	1,399,098	-	1,399,098
Premises and equipment, net	2,495	115	533,183	-	535,793
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	266,844	-	266,844
Other real estate covered under loss
sharing agreements with the FDIC	-	-	139,058	-	139,058
Accrued income receivable	1,675	112	124,266	(325)	125,728
Mortgage servicing assets, at fair value	-	-	154,430	-	154,430
Other assets	112,775	12,614	1,457,852	(13,663)	1,569,578
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	53,741	-	54,295
Total assets	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,796,992	$(2,363)	$5,794,629
Interest bearing	-	-	21,216,085	(10,101)	21,205,984
Total deposits	-	-	27,013,077	(12,464)	27,000,613
Assets sold under agreements to repurchase	-	-	2,016,752	-	2,016,752
Other short-term borrowings	-	-	866,500	(230,300)	636,200
Notes payable	790,282	385,609	601,830	-	1,777,721
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	48,182	42,120	923,138	(47,191)	966,249
Total liabilities	838,464	427,729	31,606,297	(474,955)	32,397,535
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,032	2	55,628	(55,630)	1,032
Surplus	4,141,767	4,206,708	5,859,926	(10,058,107)	4,150,294
Retained earnings (accumulated deficit)	20,353	(3,012,365)	(1,114,802)	4,118,640	11,826
Treasury stock, at cost	(444)	-	-	-	(444)
Accumulated other comprehensive
(loss) income, net of tax	(102,868)	50,386	(105,826)	55,440	(102,868)
Total stockholders' equity	4,110,000	1,244,731	4,694,926	(5,939,657)	4,110,000
Total liabilities and stockholders' equity	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535

Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$37,000	$-	$-	$(37,000)	$-
Loans	4,543	-	1,579,042	(1,973)	1,581,612
Money market investments	127	5	3,462	(130)	3,464
Investment securities	13,123	322	139,427	(11,065)	141,807
Trading account securities	-	-	21,573	-	21,573
Total interest and dividend income	54,793	327	1,743,504	(50,168)	1,748,456
Interest expense:
Deposits	-	-	137,369	(5)	137,364
Short-term borrowings	-	974	39,558	(2,099)	38,433
Long-term debt	101,245	24,249	25,650	(11,065)	140,079
Total interest expense	101,245	25,223	202,577	(13,169)	315,876
Net interest (expense) income	(46,452)	(24,896)	1,540,927	(36,999)	1,432,580
Provision for loan losses- non-covered loans	398	-	532,769	-	533,167
Provision for loan losses- covered loans	-	-	69,396	-	69,396
Net interest (expense) income
after provision for loan losses	(46,850)	(24,896)	938,762	(36,999)	830,017
Service charges on deposit accounts	-	-	172,909	-	172,909
Other service fees	-	-	237,922	(2,797)	235,125
Mortgage banking activities	-	-	71,673	-	71,673
Net gain and valuation adjustments on
investment securities	7,966	-	-	-	7,966
Trading account profit (loss)	161	-	(13,644)	-	(13,483)
Net loss on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(49,130)	-	(49,130)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(37,054)	-	(37,054)
FDIC loss share (expense) income	-	-	(82,051)	-	(82,051)
Other operating income	443,276	4,012	57,326	-	504,614
Total non-interest income	451,403	4,012	357,951	(2,797)	810,569
Operating expenses:
Personnel costs	31,086	-	430,781	-	461,867
Net occupancy expenses	3,685	2	95,644	-	99,331
Equipment expenses	4,084	-	43,399	-	47,483
Other taxes	413	-	57,873	-	58,286
Professional fees	13,099	72	276,334	(225)	289,280
Communications	421	-	25,873	-	26,294
Business promotion	1,838	-	58,638	-	60,476
FDIC deposit insurance	-	-	60,513	-	60,513
Loss on early extinguishment of debt	-	3,388	-	-	3,388
Other real estate owned (OREO) expenses	-	-	80,236	-	80,236
Other operating expenses	(53,926)	434	151,596	(2,555)	95,549
Amortization of intangibles	-	-	9,883	-	9,883
Total operating expenses	700	3,896	1,290,770	(2,780)	1,292,586
Income (loss) before income tax
and equity in earnings of subsidiaries	403,853	(24,780)	5,943	(37,016)	348,000
Income tax expense (benefit)	1,412	(1,710)	(250,887)	(142)	(251,327)
Income (loss) before equity in
earnings of subsidiaries	402,441	(23,070)	256,830	(36,874)	599,327
Equity in undistributed earnings of
subsidiaries	196,886	94,926	-	(291,812)	-
Net Income	$599,327	$71,856	$256,830	$(328,686)	$599,327
Comprehensive income (loss), net of tax	$513,450	$(5,897)	$173,754	$(167,857)	$513,450

Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$5,000	$-	$-	$(5,000)	$-
Loans	6,733	-	1,557,346	(3,392)	1,560,687
Money market investments	14	25	3,707	(43)	3,703
Investment securities	16,291	322	163,179	(11,160)	168,632
Trading account securities	-	-	22,824	-	22,824
Total interest and dividend income	28,038	347	1,747,056	(19,595)	1,755,846
Interest expense:
Deposits	-	-	184,241	(25)	184,216
Short-term borrowings	6	151	50,058	(3,410)	46,805
Long-term debt	95,892	32,183	31,765	(11,648)	148,192
Total interest expense	95,898	32,334	266,064	(15,083)	379,213
Net interest (expense) income	(67,860)	(31,987)	1,480,992	(4,512)	1,376,633
Provision for loan losses- non-covered loans	404	-	333,698	-	334,102
Provision for loan losses- covered loans	-	-	74,839	-	74,839
Net interest (expense) income
after provision for loan losses	(68,264)	(31,987)	1,072,455	(4,512)	967,692
Service charges on deposit accounts	-	-	183,026	-	183,026
Other service fees	-	-	241,089	(3,224)	237,865
Mortgage banking activities	-	-	84,791	-	84,791
Net loss and valuation adjustments on
investment securities	-	-	(1,707)	-	(1,707)
Trading account profit	214	-	4,264	-	4,478
Net loss on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(27,416)	-	(27,416)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(21,198)	-	(21,198)
FDIC loss share (expense) income	-	-	(56,211)	-	(56,211)
Other operating income	41,966	707	84,911	-	127,584
Total non-interest income	42,180	707	491,549	(3,224)	531,212
Operating expenses:
Personnel costs	29,779	-	435,923	-	465,702
Net occupancy expenses	3,434	3	93,822	-	97,259
Equipment expenses	3,831	-	41,459	-	45,290
Other taxes	2,209	-	47,911	-	50,120
Professional fees	11,042	42	273,997	(756)	284,325
Communications	464	-	26,370	-	26,834
Business promotion	1,823	-	59,753	-	61,576
FDIC deposit insurance	-	-	85,697	-	85,697
Loss on early extinguishment of debt	-	-	25,196	-	25,196
Other real estate owned (OREO) expenses	-	-	23,520	-	23,520
Other operating expenses	(50,877)	441	157,242	(2,365)	104,441
Amortization of intangibles	-	-	10,072	-	10,072
Total operating expenses	1,705	486	1,280,962	(3,121)	1,280,032
(Loss) income before income tax
and equity in earnings of subsidiaries	(27,789)	(31,766)	283,042	(4,615)	218,872
Income tax expense (benefit)	1,702	-	(28,147)	42	(26,403)
(Loss) income before equity in
earnings of subsidiaries	(29,491)	(31,766)	311,189	(4,657)	245,275
Equity in undistributed earnings of subsidiaries	274,766	32,883	-	(307,649)	-
Net Income	$245,275	$1,117	$311,189	$(312,306)	$245,275
Comprehensive income (loss), net of tax	$184,955	$(5,444)	$248,507	$(243,063)	$184,955

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$(20,000)	$-
Loans	8,913	-	1,692,065	(4,848)	1,696,130
Money market investments	8	4	3,646	(62)	3,596
Investment securities	16,224	322	200,279	(10,997)	205,828
Trading account securities	-	-	35,607	-	35,607
Total interest and dividend income	45,145	326	1,931,597	(35,907)	1,941,161
Interest Expense:
Deposits	-	-	269,798	(4)	269,794
Short-term borrowings	50	883	59,230	(4,905)	55,258
Long-term debt	94,565	31,438	66,409	(11,648)	180,764
Total interest expense	94,615	32,321	395,437	(16,557)	505,816
Net interest (expense) income	(49,470)	(31,995)	1,536,160	(19,350)	1,435,345
Provision for loan losses- non-covered loans	-	-	430,085	-	430,085
Provision for loan losses- covered loans	-	-	145,635	-	145,635
Net interest (expense) income
after provision for loan losses	(49,470)	(31,995)	960,440	(19,350)	859,625
Service charges on deposit accounts	-	-	184,940	-	184,940
Other service fees	-	-	243,571	(2,571)	241,000
Mortgage banking activities	-	-	(4,483)	-	(4,483)
Net gain and valuation adjustments on
investment securities	-	-	10,844	-	10,844
Trading account profit	-	-	48,098	-	48,098
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	5,270	-	5,270
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(33,068)	-	(33,068)
FDIC loss share (expense) income	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	8,323	-	8,323
Other operating income (loss)	23,145	(499)	75,065	-	97,711
Total non-interest income (loss)	23,145	(499)	605,351	(2,571)	625,426
Operating Expenses:
Personnel costs	28,524	-	424,846	-	453,370
Net occupancy expenses	3,396	3	95,459	-	98,858
Equipment expenses	3,210	-	40,630	-	43,840
Other taxes	2,269	-	49,616	-	51,885
Professional fees	10,820	11	256,994	(243)	267,582
Communications	421	10	26,684	-	27,115
Business promotion	1,894	-	53,173	-	55,067
FDIC deposit insurance	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	21,778	-	21,778
Other operating expenses	(49,468)	443	139,209	(2,955)	87,229
Amortization of intangibles	-	-	9,654	-	9,654
Total operating expenses	9,066	467	1,212,464	(3,198)	1,218,799
(Loss) income before income tax
and equity in earnings of subsidiaries	(35,391)	(32,961)	353,327	(18,723)	266,252
Income tax expense (benefit)	2,786	(955)	112,588	508	114,927
(Loss) income before equity in
earnings of subsidiaries	(38,177)	(32,006)	240,739	(19,231)	151,325
Equity in undistributed earnings of subsidiaries	189,502	19,206	-	(208,708)	-
Net Income (Loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325
Comprehensive income, net of tax	$114,738	$18,812	$203,779	$(222,591)	$114,738

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2013
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$599,327	$71,856	$256,830	$(328,686)	$599,327

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(196,886)	(94,926)	-	291,812	-
Provision for loan losses	398	-	602,165	-	602,563
Amortization of intangibles	-	-	9,883	-	9,883
Depreciation and amortization of premises and
equipment	641	2	47,519	-	48,162
Net accretion of discounts and amortization
of premiums and deferred fees	30,467	444	(109,915)	-	(79,004)
Fair value adjustments on mortgage servicing rights	-	-	11,403	-	11,403
FDIC loss share expense	-	-	82,051	-	82,051
Adjustments (expense) to indemnity reserves on
loans sold	-	-	37,054	-	37,054
Earnings from investments under the equity
method	(17,308)	(3,946)	(21,619)	-	(42,873)
Deferred income tax benefit	(10,937)	(1,710)	(275,965)	(142)	(288,754)
Loss (gain) on:
Disposition of premises and equipment	49	(66)	(3,375)	-	(3,392)
Sale and valuation adjustments of investment
securities	(2,110)	-	-	-	(2,110)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	22,411	-	22,411
Sale of stock in equity method investee	(416,113)	-	-	-	(416,113)
Sale of foreclosed assets, including write-downs	-	-	50,740	-	50,740
Acquisitions of loans held-for-sale	-	-	(390,018)	-	(390,018)
Proceeds from sale of loans held-for-sale	-	-	218,379	-	218,379
Net originations on loans held-for-sale	-	-	(1,049,474)	-	(1,049,474)
Net (increase) decrease in:
Trading securities	(94)	-	1,430,929	-	1,430,835
Accrued income receivable	1,612	(2)	(7,104)	(315)	(5,809)
Other assets	5,445	(1,818)	(3,027)	2,227	2,827
Net increase (decrease) in:
Interest payable	2,704	(506)	(4,663)	(1)	(2,466)
Pension and other postretirement benefits
obligations	-	-	10,635	-	10,635
Other liabilities	(5,507)	(2,370)	(17,179)	(1,896)	(26,952)
Total adjustments	(607,639)	(104,898)	640,830	291,685	219,978
Net cash (used in) provided by operating activities	(8,312)	(33,042)	897,660	(37,001)	819,305

Cash flows from investing activities:
Net (increase) decrease in money market investments	(147)	(3,937)	227,274	3,937	227,127
Purchases of investment securities:
Available-for-sale	-	-	(2,257,976)	-	(2,257,976)
Held-to-maturity	-	-	(250)	-	(250)
Other	-	-	(178,093)	-	(178,093)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	35,000	-	1,788,474	-	1,823,474
Held-to-maturity	-	-	4,632	-	4,632
Other	-	-	181,784	-	181,784
Proceeds from sale of investment securities:
Available for sale	5,438	-	-	-	5,438
Net (disbursements) repayments on loans	(233,745)	-	625,364	289,200	680,819
Proceeds from sale of loans	-	-	333,021	-	333,021
Acquisition of loan portfolios	-	-	(1,592,603)	-	(1,592,603)
Net payments from FDIC under loss sharing
agreements	-	-	396,223	-	396,223
Return of capital from equity method investments	-	491	-	-	491
Proceeds from sale of stock in equity method
investee	481,377	-	-	-	481,377
Capital contribution to subsidiary	(272,500)	-	-	272,500	-
Mortgage servicing rights purchased	-	-	(45)	-	(45)
Acquisition of premises and equipment	(352)	-	(38,221)	-	(38,573)
Proceeds from sale of:
Premises and equipment	33	180	9,877	-	10,090
Foreclosed assets	-	-	226,063	-	226,063
Net cash provided by (used in) investing activities	15,104	(3,266)	(274,476)	565,637	302,999

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(310,417)	(12,987)	(323,404)
Assets sold under agreements to
repurchase	-	-	(357,460)	-	(357,460)
Other short-term borrowings	-	-	54,200	(289,200)	(235,000)
Payments of notes payable	-	(236,200)	(95,831)	-	(332,031)
Proceeds from issuance of notes payable	-	-	106,739	-	106,739
Proceeds from issuance of common stock	6,860	-	-	-	6,860
Dividends paid to parent company	-	-	(37,000)	37,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Net payments for repurchase of common stock	(437)	-	-	-	(437)
Capital contribution from parent	-	272,500	-	(272,500)	-
Net cash provided by (used in) financing activities	2,700	36,300	(639,769)	(537,687)	(1,138,456)
Net increase (decrease) in cash and due from banks	9,492	(8)	(16,585)	(9,051)	(16,152)
Cash and due from banks at beginning of period	1,103	624	439,552	(1,916)	439,363
Cash and due from banks at end of period	$10,595	$616	$422,967	$(10,967)	$423,211

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$245,275	$1,117	$311,189	$(312,306)	$245,275

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(32,883)	-	307,649	-
Provision for loan losses	404	-	408,537	-	408,941
Amortization of intangibles	-	-	10,072	-	10,072
Depreciation and amortization of premises and
equipment	653	3	46,080	-	46,736
Net accretion of discounts and amortization
of premiums and deferred fees	29,058	112	(66,582)	(487)	(37,899)
Fair value adjustments on mortgage servicing rights	-	-	17,406	-	17,406
FDIC loss share expense	-	-	56,211	-	56,211
Amortization of prepaid FDIC assessment	-	-	32,778	-	32,778
Adjustments (expense) to indemnity reserves on
loans sold	-	-	21,198	-	21,198
Earnings from investments under the equity
method	(40,505)	(706)	(32,267)	-	(73,478)
Deferred income tax benefit	(14,109)	-	(121,424)	42	(135,491)
Loss (gain) on:
Disposition of premises and equipment	2	-	(8,621)	-	(8,619)
Sale and valuation adjustments of investment
securities	-	-	1,707	-	1,707
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(48,765)	-	(48,765)
Sale of other assets	-	-	(2,545)	-	(2,545)
Sale of foreclosed assets, including write-downs	-	-	(4,511)	-	(4,511)
Acquisitions of loans held-for-sale	-	-	(417,108)	-	(417,108)
Proceeds from sale of loans held-for-sale	-	-	325,014	-	325,014
Net disbursements on loans held-for-sale	-	-	(1,233,240)	-	(1,233,240)
Net (increase) decrease in:
Trading securities	(1,259)	-	1,389,169	-	1,387,910
Accrued income receivable	(163)	-	(405)	49	(519)
Other assets	8,859	313	(11,972)	(16,590)	(19,390)
Net increase (decrease) in:
Interest payable	-	(126)	(9,091)	53	(9,164)
Pension and other postretirement benefits
obligations	-	-	(40,241)	-	(40,241)
Other liabilities	2,581	(25)	(473)	(235)	1,848
Total adjustments	(289,245)	(33,312)	310,927	290,481	278,851
Net cash (used in) provided by operating activities	(43,970)	(32,195)	622,116	(21,825)	524,126

Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(315)	290,990	(23,746)	290,594
Purchases of investment securities:
Available-for-sale	-	-	(1,843,922)	-	(1,843,922)
Held-to-maturity	-	-	(25,792)	-	(25,792)
Other	-	-	(212,419)	-	(212,419)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,636,723	-	1,636,723
Held-to-maturity	-	-	9,751	-	9,751
Other	-	-	206,856	-	206,856
Proceeds from sale of investment securities:
Available for sale	-	-	52,058	-	52,058
Net (disbursements) repayments on loans	(36,262)	-	628,963	36,305	629,006
Proceeds from sale of loans	-	-	68,396	-	68,396
Acquisition of loan portfolios	-	-	(1,357,628)	-	(1,357,628)
Net payments from FDIC under loss sharing
agreements	-	-	462,016	-	462,016
Return of capital from equity method investments	150,194	1,002	-	-	151,196
Capital contribution to subsidiary	(103,500)	-	-	103,500	-
Mortgage servicing rights purchased	-	-	(2,231)	-	(2,231)
Acquisition of premises and equipment	(691)	-	(54,208)	-	(54,899)
Proceeds from sale of:
Premises and equipment	73	-	19,768	-	19,841
Other productive assets	-	-	1,026	-	1,026
Foreclosed assets	-	-	206,070	-	206,070
Net cash provided by investing activities	33,479	687	86,417	116,059	236,642

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(991,097)	21,501	(969,596)
Assets sold under agreements to
repurchase	-	-	(148,405)	24,060	(124,345)
Other short-term borrowings	-	(30,500)	406,900	(36,400)	340,000
Payments of notes payable	-	(41,800)	(173,098)	-	(214,898)
Proceeds from issuance of notes payable	-	-	106,923	-	106,923
Proceeds from issuance of common stock	9,402	-	-	-	9,402
Dividends paid to parent company	-	-	(5,000)	5,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Payments for repurchase of common stock	(450)	-	-	-	(450)
Capital contribution from parent	-	103,500	-	(103,500)	-
Net cash provided by (used in) financing activities	5,229	31,200	(803,777)	(89,339)	(856,687)
Net decrease in cash and due from banks	(5,262)	(308)	(95,244)	4,895	(95,919)
Cash and due from banks at beginning of period	6,365	932	534,796	(6,811)	535,282
Cash and due from banks at end of period	$1,103	$624	$439,552	$(1,916)	$439,363

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325

Adjustments to reconcile net income (loss) to net cash
(used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	(19,206)	-	208,708	-
Provision for loan losses	-	-	575,720	-	575,720
Amortization of intangibles	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	-	4,255	-	4,255
Fair value adjustments on mortgage servicing rights	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	(66,791)	-	(66,791)
Amortization of prepaid FDIC assessment	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	33,068	-	33,068
(Earnings) losses from investments under the equity
method	(14,186)	500	(20,083)	-	(33,769)
Earnings from changes in fair value related to
Deferred income tax expense (benefit)	13,965	(932)	(7,679)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	(5,533)	-	(5,526)
Sale and valuation adjustments of investment
securities	-	-	(10,844)	-	(10,844)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	-	(11,414)	-	(16,907)
Sale of processing and technology business,
Sale of foreclosed assets, including write-downs	-	-	(2,426)	-	(2,426)
Acquisitions of loans held-for-sale	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	-	25,240	211	25,449
Other assets	6,808	2,316	8,511	7,120	24,755
Net increase (decrease) in:
Interest payable	(3,467)	(56)	(8,949)	1	(12,471)
Pension and other postretirement benefits
obligations	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(2,354)	(2,901)	2,055	(87,634)
Total adjustments	(250,512)	(19,553)	577,460	217,953	525,348
Net cash (used in) provided by operating activities	(99,187)	(32,353)	818,199	(9,986)	676,673

Cash flows from investing activities:

Net increase in money market investments	(42,237)	(291)	(378,703)	24,352	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	-	(37,445)	-	(74,538)
Other	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	-	4,256	-	67,236
Other	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	262,443	-	262,443
Other	-	-	5,094	-	5,094
Net repayments on loans	226,415	-	1,130,350	(220,707)	1,136,058
Proceeds from sale of loans	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	(1,131,388)	-	(1,131,388)
Net payments from FDIC under loss sharing
agreements	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	-	42,193	-	31,503
Capital contribution to subsidiary	-	-	(37,000)	37,000	-
Mortgage servicing rights purchased	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	14,804	-	14,939
Foreclosed assets	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(291)	859,923	(159,355)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	1,192,089	(12,146)	1,179,943
Assets sold under agreements to
repurchase	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	7,690
Dividends paid to parent company	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Payments for repurchase of common stock	(483)	-	-	-	(483)
Return of capital	1,514	-	(1,514)	-	-
Capital contribution from parent	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	32,000	(1,595,049)	165,094	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(644)	83,073	(4,247)	82,909
Cash and due from banks at beginning of period	1,638	1,576	451,723	(2,564)	452,373
Cash and due from banks at end of period	$6,365	$932	$534,796	$(6,811)	$535,282